Fair Value Measurements - Quantitative information regarding Level 3 fair value measurements of the working capital loan (Details) - Level 3	Jun. 30, 2023 USD ($) Y $ / shares	Apr. 17, 2023 Y $ / shares	Dec. 31, 2022 USD ($) Y $ / shares
Working capital loan
Fair Value Measurements
Principal Outstanding | $	$ 1,500,000		$ 1,500,000
Unit Price | Forward Purchase Agreement
Fair Value Measurements
Measurement input of Forward Purchase | $ / shares			10.00
Unit Price | Prepaid Forward Derivative Agreements
Fair Value Measurements
Measurement input of Forward Purchase | $ / shares	10.24	10.07
Expected Remaining Term (in years) | Forward Purchase Agreement
Fair Value Measurements
Measurement input of Forward Purchase			0.16
Expected Remaining Term (in years) | Prepaid Forward Derivative Agreements
Fair Value Measurements
Measurement input of Forward Purchase	1.25	1.46
Expected Remaining Term (in years) | Working capital loan
Fair Value Measurements
Measurement input of Forward Purchase	0.25		0.25
Volatility | Working capital loan
Fair Value Measurements
Measurement input of Forward Purchase	0.374		0.435
Risk-Free Rate | Forward Purchase Agreement
Fair Value Measurements
Measurement input of Forward Purchase			0.0418
Risk-Free Rate | Prepaid Forward Derivative Agreements
Fair Value Measurements
Measurement input of Forward Purchase	0.0513	0.0442
Risk-Free Rate | Working capital loan
Fair Value Measurements
Measurement input of Forward Purchase	0.0403		0.0391